Retirement Benefit Plans (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Defined Benefit Plans [Line Items]
Summary of Retirement Benefit Plan

	What are they?	How do they impact BT’s financial statements?
Defined contribution plans

Benefits in a defined contribution plan are linked to:

–  contributions paid

–  the performance of each individual’s chosen investments

–  the form in which individuals choose to take their benefits.

Contributions are paid into an independently administered fund.

The income statement charge in respect of defined contribution plans represents the contribution payable by the group based upon a fixed percentage of employees’ pay.

The group has no exposure to investment and other experience risks.

Defined benefit plans

Benefits in a defined benefit plan are:

–  determined by the plan rules, dependent on factors such as age, years of service and pensionable pay

–  not dependent upon actual contributions made by the company or members.

The income statement service cost in respect of defined benefit plans represents the increase in the defined benefit liability arising from pension benefits earned by active members in the current period.

The group is exposed to investment and other experience risks and may need to make additional contributions where it is estimated that the benefits will not be met from regular contributions, expected investment income and assets held.

Summary of Expense or Income from Retirement Benefit Arrangements Recognised in Income Statement

The expense or income arising from all group retirement benefit arrangements recognised in the group income statement is shown below.

Year ended 31 March	2018 £m	2017 £m	2016 £m

Recognised in the income statement before specific items
Service cost (including administration expenses & PPF levy):
– defined benefit plans	376	281	301
– defined contribution plans	265	240	193
Past service credit[a]	(17)	–	–
Total operating expense	624	521	494
Net interest expense on pensions deficit included in specific items (note 8)	218	209	221
Total recognised in the income statement	842	730	715

[a] Past service credit relates to pension plans operating outside the UK.

Summary of Pension Obligation in Respect of Defined Benefit Plans Reported in Balance Sheet

The net pension obligation in respect of defined benefit plans reported in the group balance sheet is set out below.

	2018			2017
At 31 March	Assets £m	Present value of liabilities £m	Deficit £m	Assets £m	Present value of liabilities £m	Deficit £m

BTPS	49,894	(55,783)	(5,889)	50,090	(58,649)	(8,559)
EEPS	763	(920)	(157)	748	(973)	(225)
Other plans[a]	299	(624)	(325)	274	(578)	(304)
Retirement benefit obligation	50,956	(57,327)	(6,371)	51,112	(60,200)	(9,088)
Adjustments due to effect of asset ceiling (IFRIC 14)			–			–
Deferred tax asset			1,081			1,535
Net pension obligation			(5,290)			(7,553)

[a] Included in the present value of obligations of other plans is £97m (2016/17: £104m) related to unfunded pension arrangements.

Summary of Movements on Pension Assets and Liabilities

The table below shows the movements on the pension assets and liabilities and shows where they are reflected in the financial statements.

	Assets £m	Liabilities £m	Deficit £m

At 31 March 2016	43,968	(50,350)	(6,382)
Service cost (including administration expenses and PPF levy)	(44)	(237)	(281)
Interest on pension deficit	1,413	(1,622)	(209)
Included in the group income statement			(490)
Return on plan assets above the amount included in the group income statement	7,475	–	7,475
Actuarial loss arising from changes in financial assumptions[a]	–	(10,221)	(10,221)
Actuarial loss arising from changes in demographic assumptions[a]	–	(206)	(206)
Actuarial gain arising from experience adjustments[b]	–	163	163
Included in the group statement of comprehensive income			(2,789)
Regular contributions by employer	313	–	313
Deficit contributions by employer	274	–	274
Included in the group cash flow statement			587
Contributions by employees	8	(8)	–
Benefits paid	(2,315)	2,315	–
Foreign exchange	20	(34)	(14)
Other movements			(14)
At 31 March 2017	51,112	(60,200)	(9,088)
Service cost (including administration expenses and PPF levy)	(67)	(309)	(376)
Past service credit	–	17	17
Interest on pension deficit	1,201	(1,419)	(218)
Included in the group income statement			(577)
Return on plan assets above the amount included in the group income statement	10	–	10
Actuarial gain arising from changes in financial assumptions[a]	–	2,251	2,251
Actuarial loss arising from changes in demographic assumptions[a]	–	(221)	(221)
Actuarial gain arising from experience adjustments[b]	–	120	120
Included in the group statement of comprehensive income			2,160
Regular contributions by employer	264	–	264
Deficit contributions by employer	872	–	872
Included in the group cash flow statement			1,136
Contributions by employees	2	(2)	–
Benefits paid	(2,449)	2,449	–
Foreign exchange	11	(13)	(2)
Other movements			(2)
At 31 March 2018	50,956	(57,327)	(6,371)

[a] The actuarial gain or loss arises from changes in the assumptions used to value the defined benefit liabilities at the end of the year compared with the assumptions used at the start of the year. This includes both financial assumptions, which are based on market conditions at the year end, and demographic assumptions such as life expectancy.

[b] The actuarial loss or gain arising from experience adjustments on defined benefit liabilities represents the impact on the liabilities of differences between actual experience during the year compared with the assumptions made at the start of the year. Such differences might arise, for example, from members choosing different benefit options at retirement, actual salary increases being different from those assumed or actual benefit increases being different to the pension increase assumption.

Summary of Analysis of Membership

The membership is analysed below.

Analysis of BTPS

	Active members	Deferred members	Pensioners	Total

Sections A and B liabilities (£bn)[a]	4.9	4.3	29.6	38.8
Section C liabilities (£bn)	7.7	5.7	3.6	17.0
Total IAS 19 liabilities (£bn)	12.6	10.0	33.2	55.8
Total number of members	30,000	60,500	202,500	293,000

[a] Sections A and B have been aggregated in this table as Section A members have typically elected to take Section B benefits at retirement.

Summary of Fair Value of Assets of BTPS Analysed by Asset Category

The fair value of the assets of the BTPS analysed by asset category are shown below. These are subdivided by assets that have a quoted market price in an active market and those that do not (such as investment funds).

		2018[a]				2017[a]
		Total assets £bn	of which quoted £bn	[b]	Total %	Total assets £bn	of which quoted £bn	[b]	Total %

Growth
Equities	UK	0.5	0.5		1	0.7	0.6		2
	Overseas developed	7.8	7.3		16	9.1	8.6		18
	Emerging markets	0.5	0.4		1	0.5	0.1		1
Private Equity		1.9	–		4	1.9	–		4
Property	UK	3.9	–		8	4.1	–		8
	Overseas	1.2	–		2	1.7	–		3
Other growth assets	Absolute Return funds[c]	1.5	–		3	2.3	–		5
	Non Core Credit[d]	3.4	1.0		7	3.5	1.1		7
	Mature Infrastructure	1.4	–		3	1.7	–		3
Liability matching
Government bonds	UK Index Linked	12.5	12.5		25	12.3	12.0		25
Investment grade credit	Global	10.0	8.0		20	7.6	5.9		15
Cash, derivatives and other
Cash balances		3.8	–		7	1.7	–		3
Longevity insurance contract[e]		(0.4)	–		(1)	(0.3)	–		(1)
Other non-physical cash[f]		1.9	–		4	3.3	–		7
Total		49.9	29.7		100	50.1	28.3		100

[a] At 31 March 2018, the Scheme’s assets included equity issued by the group of £3m (2016/17: £nil). The Scheme also held £10m (2016/17: £10m) of index-linked bonds issued by the group.

[b] Assets with a quoted price in an active market.

[c] This allocation seeks to generate returns irrespective of the direction of markets. Managers within this allocation will typically manage their portfolios without close regard to a specific market benchmark.

[d] This allocation includes a range of credit investments, including emerging market, sub-investment grade and unrated credit. The allocation seeks to exploit investment opportunities within credit markets using the expertise of a range of specialist investment managers.

Summary of Approach Used to Set Key IAS 19 Assumptions

The table below summarises the approach used to set the key IAS 19 assumptions for the BTPS.

Approach to set the assumption
Discount rate

IAS 19 requires that the discount rate is determined by reference to market yields at the reporting date on high quality corporate bonds. The currency and term of these should be consistent with the currency and estimated term of the pension obligations.

The assumption is calculated by applying the projected BTPS benefit cash flows to a corporate bond yield curve constructed based on the yield on AA-rated corporate bonds.

In setting the yield curve, judgement is required on the selection of appropriate bonds to be included in the universe and the approach used to then derive the yield curve.

At 31 March 2018, the discount rate model used to select bonds and derive the yield curve was updated to better reflect yields on corporate bonds over the life of the Scheme. A key difference is that the revised model excludes bonds which have either an implicit or explicit Government guarantee, which is more consistent with the requirements of IAS19, and reflects developing practice. Both the old and revised models are standard models developed by our external actuary. The impact of this change is a £2.1bn reduction in the BTPS liabilities.

RPI inflation

The RPI inflation assumption is set using the entire inflation curve, weighted by projected BTPS benefit cash flows, and making an adjustment for an inflation risk premium (to reflect the extra premium paid by investors for inflation protection), which is currently assumed to be 20bps.

CPI inflation	CPI is assessed at a margin below RPI taking into account market forecasts and independent estimates of the expected difference.
Salary increases	Long-term salary increases for BTPS members are assumed to be equal to CPI inflation.
Pension increases	Benefits are assumed to increase in line with the RPI or CPI inflation assumptions, based on the relevant index for increasing benefits, as prescribed by the rules of the BTPS and summarised above.
Longevity

The longevity assumption has been updated to take into account:

–  the actual mortality experience of the BTPS pensioners, based on a formal review conducted at the 2014 triennial funding valuation

–  future improvements in longevity based on a model published by UK actuarial profession’s Continuous Mortality Investigation (using the CMI 2016 Mortality Projections model with a 1.25% per year long-term improvement parameter).

Summary of Key Financial Assumptions Used to Measure Liabilities of BTPS

The key financial assumptions used to measure the liabilities of the BTPS are shown below.

	Nominal rates (per year)						Real rates (per year)[a]
At 31 March	2018%		2017%		2016%		2018%		2017%		2016%

Rate used to discount liabilities	2.65		2.40		3.30		(0.44)		(0.78)		0.44
Inflation – increase in RPI	3.10		3.20		2.85		–		–		–
Inflation – increase in CPI	2.00	[b]	2.00	[c]	1.65	[d]	(1.1)	[b]	(1.2)	[c]	(1.2)	[d]

[a] The real rate is calculated relative to RPI inflation.

[b] Assumed to be 0.1% higher until 31 March 2023.

[c] Assumed to be 0.5% higher until 31 March 2019.

[d] Assumed to be 0.2% higher until 31 March 2017.

Summary of Average Life Expectancies for Members Aged Sixty

The average life expectancy assumptions at the valuation dates, for members 60 years of age, are as follows.

Number of years from valuation date	June 2017 assumptions	June 2014 assumptions

Male in lower pay bracket	25.9	26.1
Male in medium pay bracket	27.2	27.5
Male in high pay bracket	28.6	29
Female in lower pay bracket	28.6	28.9
Female in high pay bracket	28.9	29.2
Average improvement for a member retiring at age 60 in 10 years’ time	0.9	1.3

Summary of Assessed Potential Negative Impact of Key Risk

BT’s independent actuary has assessed the potential negative impact of the key risks that might occur no more than once in every 20 years illustrated as the following three scenarios:

Scenario	1-in-20 events
	2018	2017

1. Fall in discount rate[a]	1.10%	1.00%
2. Increase to inflation rate[b]	0.70%	0.90%
3. Increase to life expectancy	1.35 years	1.35 years

[a] Scenario assumes a fall in the yields on both government and corporate bonds.

[b] Assuming RPI, CPI, pension increases and salary increases all increase by the same amount.

Summary of Two Most Recent Triennial Valuations

The results of the two most recent triennial valuations are shown below.

	June 2017 valuation £bn	June 2014 valuation £bn

BTPS liabilities	(60.4)	(47.2)
Market value of BTPS assets	49.1	40.2
Funding deficit	(11.3)	(7.0)
Percentage of accrued benefits covered by BTPS assets at the valuation date	81.3%	85.2%
Percentage of accrued benefits on a solvency basis covered by the BTPS assets at the valuation date	62.2%	63.0%

Summary of Prudent Long-Term Assumptions

These valuations were determined using the following prudent long-term assumptions.

	Nominal rates (per year)		Real rates (per year)[a]
	June 2017 valuation %	June 2014 valuation %	June 2017 valuation %	June 2014 valuation %

Average single equivalent discount rate	2.6	4.5	(0.8)	1.0
Average long-term increase in RPI	3.4	3.5	–	–
Average long-term increase in CPI	2.4	2.5	(1.0)	(1.0)

[a] The real rate is calculated relative to RPI inflation and is shown as a comparator.

Summary of Payments Made to BTPS	Payments made to the BTPS
Year ended 31 March	2018 £m	2017 £m

Ordinary contributions	248	303
Deficit contributions	850	250
Total contributions in the year	1,098	553

Schedule of Future Deficit Payment to BTPS

BT is scheduled to make future deficit payments to the BTPS in line with the table below.

Year to 31 March	2018	2019		2020		2021		2022		2023	2024	2025	2026	2027	2028	2029	2030

Deficit contribution (£m)	850	2,000	[a]	1,250	[b]	900	[c]	900	[d]	907	907	907	907	907	907	907	907

[a] due to be paid shortly but no later than 30 June 2019.

[b] payable by 30 June 2019.

[c] £400m payable by 30 June 2020.

[d] £200m payable by 30 June 2021.

BTPS [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Summary of Average Life Expectancies for Members Aged Sixty

Based on the IAS 19 longevity assumptions, the forecast life expectancies for BTPS members aged 60 are as follows:

At 31 March	2018 Number of years	2017 Number of years

Male in lower pay bracket	25.8	26.2
Male in medium pay bracket	27.1	27.5
Male in higher pay bracket	28.5	28.9
Female in lower pay bracket	28.5	28.9
Female in higher pay bracket	28.7	29.2
Average improvement for a member retiring at age 60 in 10 years' time	0.7	1.0